Foreign Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 11, 2024
Foreign Operations [Line Items]
Total assets	$ 34,057		$ 34,057
Total liabilities	21,268		21,268				$ 5,403,534
Revenues recognized				$ 300
Total expenses foreign subsidiary	2,933,309	1,032,976	6,692,645	2,775,093	$ 3,509,621	$ 904,193
Foreign Subsidiary [Member]
Foreign Operations [Line Items]
Total assets					24,132
Total liabilities					62,753
Property and equipment total	10,250		10,250		$ 14,500
Revenues recognized
Total expenses foreign subsidiary	$ 56,337	$ 60,908	$ 97,756	$ 140,447